Document and Entity Information	3 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	NAMI Corp.
Entity Central Index Key	0001567388
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	Nami Corp. (the “Company”) filed a Registration Statement on Form S-1 with the Securities and Exchange Commission on November 13, 2018. The Company is filing this Amendment to update management’s discussion and analysis of financial condition and results of operations and financial statements of SBS Mining Corp. Malaysia Sdn. Bhd. (hereinafter referred to as “SBS”) as of September 30, 2018 and to file the Report of Independent Registered Public Accounting Firm for the audited financials of SBS as of June 30, 2018 and 2017, which were inadvertently omitted.
Current Fiscal Year End Date	--06-30
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true